Note 1 - Organization and Principal Activities - Consolidated VIEs Revenue Producing Assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Intangible assets	$ 1,539,534	$ 2,185,280
Precious Metals Trading Right [Member] | Precious Metals Business [Member]
Intangible assets	966,222	1,291,061
Customer Relationships [Member] | Precious Metals Business [Member]
Intangible assets	$ 573,312	$ 894,219